UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.83%
Basic Industry – 7.42%
Axalta Coating Systems †	6,200	$158,844
Berry Global Group †	6,851	337,412
Celanese	4,700	450,072
Graphic Packaging Holding	26,550	320,459
Huntsman	13,500	296,595
WR Grace & Co.	3,850	273,389
		1,836,771
Business Services – 1.79%
Brink’s	4,050	299,903
ManpowerGroup	1,800	142,254
		442,157
Capital Spending – 10.33%
AECOM †	7,150	218,861
Allison Transmission Holdings	4,050	197,113
Gates Industrial †	14,100	210,231
HD Supply Holdings †	6,350	266,319
ITT	8,450	444,132
KBR	19,250	331,100
Quanta Services	8,750	309,225
Spirit AeroSystems Holdings Class A	4,100	341,940
United Rentals †	1,900	237,994
		2,556,915
Consumer Cyclical – 3.87%
BorgWarner	4,000	163,600
DR Horton	5,450	209,553
Johnson Controls International	3,368	113,737
Mohawk Industries †	1,050	135,229
Stanley Black & Decker	2,650	335,066
		957,185
Consumer Services – 7.16%
Cable One	300	265,302
CBS Class B	4,050	200,313
Cinemark Holdings	4,900	200,508
Darden Restaurants	1,700	178,381
Dollar Tree †	2,500	242,075
Hasbro	1,800	163,008
Marriott International Class A	1,770	202,718
PVH	1,650	180,031
VF	1,650	138,881
		1,771,217
Consumer Staples – 2.40%
Conagra Brands	7,750	167,710

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Tyson Foods Class A	3,050	$188,856
US Foods Holding †	7,050	237,726
		594,292
Energy – 6.90%
Hess	7,450	402,300
Marathon Oil	29,550	466,595
Newfield Exploration †	17,250	315,330
Patterson-UTI Energy	16,850	204,391
SM Energy	11,650	228,573
Whiting Petroleum †	3,175	90,900
		1,708,089
Financial Services – 21.95%
Affiliated Managers Group	1,700	178,415
Allstate	2,950	259,217
American Financial Group	4,200	400,638
Assurant	2,500	240,975
Bank of Hawaii	1,250	96,663
Comerica	6,850	539,369
East West Bancorp	11,750	591,260
First Hawaiian	11,140	286,632
Hancock Whitney	8,350	343,018
Hartford Financial Services Group	5,250	246,330
KeyCorp	24,800	408,456
Raymond James Financial	8,100	652,050
Reinsurance Group of America	2,850	411,683
Synchrony Financial	13,400	402,536
Torchmark	4,475	374,826
		5,432,068
Healthcare – 4.24%
Becton Dickinson and Co.	550	137,203
Cigna	550	109,895
Quest Diagnostics	2,850	248,947
Service Corp. International	5,600	240,352
Zimmer Biomet Holdings	2,850	312,246
		1,048,643
Real Estate Investment Trusts – 10.52%
Apartment Investment & Management Class A	6,650	329,308
Brandywine Realty Trust	17,150	258,107
Equity Residential	4,450	322,892
Highwoods Properties	5,300	234,896
Host Hotels & Resorts	17,650	318,759
Kimco Realty	15,050	256,001

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(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Life Storage	3,300	$324,291
VEREIT	39,200	316,736
Welltower	3,150	244,094
		2,605,084
Technology – 10.88%
Agilent Technologies	3,900	296,595
Avnet	7,000	288,400
Citrix Systems	700	71,778
DXC Technology	2,400	153,888
Fiserv †	2,300	190,739
Flex †	23,700	227,994
Keysight Technologies †	3,775	279,425
Qorvo †	2,800	183,008
Synopsys †	6,650	620,777
Teradyne	8,850	318,511
Western Digital	1,400	62,986
		2,694,101
Transportation – 2.56%
CSX	2,000	131,400
JB Hunt Transport Services	2,250	240,840
Southwest Airlines	4,600	261,096
		633,336
Utilities – 6.81%
CMS Energy	7,500	391,050
Edison International	3,000	170,910
IDACORP	1,700	165,750
Public Service Enterprise Group	9,450	515,497
WEC Energy Group	6,050	441,831
		1,685,038
Total Common Stock (cost $22,211,642)		23,964,896

	Principal amount°
Short-Term Investments – 3.42%
Discount Note – 0.95%≠
Federal Home Loan Bank 0.00% 2/1/19	233,312	233,312
		233,312
Repurchase Agreements – 2.47%
Bank of America Merrill Lynch
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $74,073 (collateralized by US
government obligations 2.125% 12/31/22;
market value $75,549)	74,068	74,068

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
2.43%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $203,699 (collateralized by US
government obligations 0.00%–4.375%
3/28/19–2/15/48; market value $207,759)	203,685	$203,685
BNP Paribas
2.55%, dated 1/31/19, to be repurchased on 2/1/19,
repurchase price $333,974 (collateralized by US
government obligations 0.00%–4.375%
3/7/19–8/15/47; market value $340,629)	333,950	333,950
		611,703
Total Short-Term Investments (cost $845,015)		845,015

Total Value of Securities – 100.25%
(cost $23,056,657)		24,809,911
Liabilities Net of Receivables and Other Assets – (0.25%)		(60,704)
Net Assets Applicable to 4,322,319 Shares Outstanding – 100.00%		$24,749,207

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD.
†	Non-income producing security.

USD – US Dollar

See accompanying notes.

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Notes
Delaware Mid Cap Value Fund	January 31, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Equity Funds I (Trust) – Delaware Mid Cap Value Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$23,964,896	$—	$23,964,896
Short-Term Investments	—	845,015	845,015
Total Value of Securities	$23,964,896	$845,015	$24,809,911

During the period ended Jan. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

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(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: